Cover	Sep. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-36366
Entity Registrant Name	FG NEXUS INC.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6408 Bannington Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28226
City Area Code	(704)
Local Phone Number	994-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 001 Par Value Per Share [Member]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FGNX
Security Exchange Name	NASDAQ
Sec 8. 00 Cumulative Preferred Stock Series 25. 00 Par Value Per Share [Member]
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGNXP
Security Exchange Name	NASDAQ